Valuation and Qualifying Accounts and Reserves (Schedule II) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 40,450	$ 49,420	$ 53,770
Bad debt expense	42,716	29,869	30,393
Uncollectible accounts written off, net of recoveries	(30,169)	(38,839)	(34,743)
Ending balance	$ 52,997	$ 40,450	$ 49,420